Document and Entity Information (USD $)	12 Months Ended
	Jan. 31, 2012	Apr. 25, 2012	Jul. 29, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 31, 2012
Trading Symbol	lbsr
Entity Registrant Name	LIBERTY STAR URANIUM & METALS CORP.
Entity Central Index Key	0001172178
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		644,631,457
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 32,189,645
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY